Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 $ / oz Agreement oz lb	Dec. 11, 2020 oz	Nov. 05, 2020 oz
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required	20
Maximum market price of silver on a per ounce basis before top up payment is capped	40
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate	15.00%
Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract	40 years
Keno Hill PMPA [Member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	10.00%
Silver Price Per Ounce At Which Bottom Range Price Takes Effect	23
Keno Hill PMPA [Member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	90.00%
Silver Price Per Ounce At Which Top Range Price Takes Effect	15
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as percentage of the spot price of gold delivered before price reduction	65.00%
Number of ounces to be delivered before reduction in price per ounce delivered | oz	27,000
Per ounce cash payment as percentage of the spot price of gold delivered after price reduction	50.00%
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Per Ounce Price Paid Assuming Amendment Not Signed [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment	325
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Top of range [member] | Maximum price paid before price reduction [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment	1,250
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Top of range [member] | Maximum Price Paid After Price Reduction [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment	1,000
Gold interests [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased after stream percentage reduction	67.00%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz	150,000
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Percentage of silver production to be Converted to gold and purchased	25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50
Attributable Payable Production to be Purchased after stream percentage reduction	67.00%
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90
Cumulative gold ounces to be delivered before reduction in stream percentage | oz	285,000
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio is 70:1.
Per Ounce Cash Payment	618
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio maximum limit for revisiting stated exchange rate	90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of ounces to be delivered before sharing mechanism applies | oz	30,000
Attributable Payable Production to be Purchased there after	50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Per Ounce Cash Payment	450
Gold [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement	550
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.50%		6.50%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	3.25%		3.25%
Cumulative gold equivalent ounces to be produced before reduction in stream percentage | oz	190,000
Gold [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%
Attributable Payable Production to be Purchased after stream percentage reduction	4.00%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz	279,908
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz	90,000
Percentage of production to be purchased after first step down	4.00%
Number of ounces to be delivered before second step down in entitlement percentage | oz	140,000
Percentage of production to be purchased after second step down	3.50%
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis | Agreement	4.48
Percentage of production to be purchased	100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz	1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce	50.00%
Purchase commitments percentage	50.00%
Per Ounce Cash Payment	8.98
Maximum top up payment	10
Price cap on a per ounce basis	18.98
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment	4.35
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz	17.8
Per Ounce Cash Payment	5.90
Silver [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement	9.90
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%		100.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz			2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	50.00%		50.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz	10,000,000	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%	33.00%
Silver [member] | Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Silver [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000
Percentage of production to be purchased after first step down	2.25%
Number of ounces to be delivered before second step down in entitlement percentage | Agreement	550,000
Percentage of production to be purchased after second step down	1.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%
Cobalt [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold and palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Gold And Silver [Member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Cumulative gold equivalent ounces to be produced before reduction in stream percentage | oz	90,000,000
Platinum [Member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%
Attributable Payable Production to be Purchased after stream percentage reduction	15.00%
Cumulative Platinum Ounces To Be Delivered Before Reduction In Stream Percentage | oz	120,000
Platinum [Member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%